Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Billions				12 Months Ended
	Jul. 21, 2025 CAD ($)	Feb. 28, 2025 USD ($)	Jan. 31, 2025 USD ($)	Oct. 31, 2025 $ / shares
Disclosure of detailed information about borrowings [line items]
Percentage of principal amount redeemed				150.00%
Debentures convertible into common shares subject to minimum price per share | $ / shares				$ 2.5
Three-month Canadian dollar bankers' acceptance rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				0.56%
January 31, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity				2084
Debt instrument redemption as a percentage of principal amount			100.00%
Borrowings Redemption Price Percentage Of Principal Amount Redeemed			$ 38
February 28, 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings maturity		2085
Debt instrument redemption as a percentage of principal amount		100.00%
Borrowings Redemption Price Percentage Of Principal Amount Redeemed		$ 10
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				2.01%
Borrowings maturity	July 21, 2030			July 21, 2030
Debt instrument redemption as a percentage of principal amount	100.00%
Borrowings Redemption Price Percentage Of Principal Amount Redeemed	$ 1.0
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.20%
Borrowings maturity				April 7, 2032
April 7, 2032 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				1.69%
January 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				5.33%
Borrowings maturity				January 20, 2033
January 20, 2033 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				2.37%
April 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				5.35%
Borrowings maturity				April 20, 2033
April 20, 2033 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				2.23%
January 16, 2034 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				2.02%
June 12, 2034 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				1.56%
April 2, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				4.15%
Borrowings maturity				April 2, 2035
April 2, 2035 [member] | Canadian Overnight Reporate Advantage [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings adjustment to interest rate percentage				1.72%